Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders	The following table sets forth the computation of basic and diluted net loss per share attributable to Common Stockholders (in thousands, except share and per share data):
	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Numerator:
Net loss	$(22,192)	$(2,497)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	423,081	25,844
Net loss per share attributable to Common Stockholders - basic and diluted:	$(52.45)	$(96.62)
(1)	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.

	Nine Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2024
Numerator:
Net loss	$(27,256)	$(6,978)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	158,744	25,844
Net loss per share attributable to Common Stockholders - basic and diluted:	$(171.70)	$(270.00)

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023
Numerator:
Net loss	$(9,230)	$(10,281)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	25,844	25,827
Net loss per share attributable to common stockholders – basic and diluted:	$(357.14)	$(398.05)

Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to Common Stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Related party convertible notes payable at fair value (1)	-	-
Loans payable - related party at fair value (1)	-	-
Warrants	233,822	-
Options to purchase Common Stock	20,845	13,705
Total	254,667	13,705
(1)	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.
	Nine Months Ended
	September 30, 2025	September 30, 2024
Related party convertible notes payable at fair value (1)	-	-
Loans payable - related party at fair value (1)	-	-
Warrants	233,822	-
Options to purchase Common Stock	20,845	13,705
Total	254,667	13,705

(1)	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.

The following outstanding shares of potentially dilutive securities, as adjusted for the recapitalization and Reverse Stock Split (see Note 17) were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Years ended December 31,
	2024		2023
Convertible preferred stock	82,377		82,377
Convertible notes payable	15,510		10,384	(1)
Convertible loans	-	(2)	-
Options to purchase common stock	13,705		13,751
Total	111,592		106,512
(1)	The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.

(2)	The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.